Common shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	$ 12,762
Expected stock compensation expense, 2020	20,457
Expected stock compensation expense, 2021	12,989
Expected stock compensation expense, 2022	5,940
Expected stock compensation expense, 2023	1,799
Expected Stock Compensation expense, 2024	157
Total expected stock compensation expense	54,104
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	12,213
Expected stock compensation expense, 2020	19,918
Expected stock compensation expense, 2021	12,870
Expected stock compensation expense, 2022	5,940
Expected stock compensation expense, 2023	1,799
Expected Stock Compensation expense, 2024	157
Total expected stock compensation expense	52,897
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	549
Expected stock compensation expense, 2020	539
Expected stock compensation expense, 2021	119
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Expected Stock Compensation expense, 2024	0
Total expected stock compensation expense	$ 1,207